Employee Benefit Plans (Amounts Recognized in Balance Sheet) (Detail) - Grayson Plan - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Amounts recognized in the Balance Sheet
Plan benefit cost	$ 4,539	$ 4,292
Unrecognized net actuarial loss	(1,249)	(1,181)
Amount recognized in other assets	$ 3,290	$ 3,111